SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 9, 2023, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”), which stated that the Company no longer complied with Nasdaq’s continued listing rules due to the Company not having held an annual meeting of shareholders within 12 months of the Company’s fiscal year end, as required pursuant to Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company had 45 calendar days to submit a plan to regain compliance and, if Nasdaq accepted the plan, Nasdaq would grant the Company an exception of up to 180 calendar days from the fiscal year end, or until June 29, 2023, to regain compliance. The Company held its Annual Meeting of Stockholders on February 13, 2023.

On February 10, 2023 and March 10, 2023, Tigo Energy paid certain Initial Stockholders an aggregate amount of $163,182 (or $0.05 per share), according to the terms of the Non-Redemption Agreements in connection with the one-month Trust extension from February 10, 2023 to March 10, 2023 and with the one-month Trust extension from March 10, 2023 to April 10, 2023.

On February 14, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 (the “Note”) to CR Financial Holdings, Inc. (the “Payee”). Pursuant to the Note, the Payee agreed to loan to the Company an aggregate amount of $200,000 that shall be payable on the earlier of (i) the date on which the Company consummates a business combination with target businesses, or (ii) the date the Company liquidates if a business combination is not consummated. The Note bears no interest rate. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note will be used for the Company to pay various expenses of the Company and for general corporate purposes.

On December 16, 2022, the Company paid $135,440 to the Non-redeeming Stockholders in connection with extension of the Trust account on behalf of certain Initial Stockholders. On March 1, 2023, Tigo Energy repaid the amount in full.